CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORP. ABS-15G

Exhibit 99.7

Client Name:	Credit Suisse
Client Project Name:	CSMC 2021-NQM5
Start - End Dates:	7/7/2017 - 5/19/2021
Deal Loan Count:	339

Waived Conditions Summary

©2021 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.